Consolidated balance sheet - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and balances at central banks		£ 136,359	£ 171,036	[1],[2]
Cash collateral and settlement balances		74,352	77,172	[1]
Loans and advances at amortised cost		136,959	324,590	[1]
Reverse repurchase agreements and other similar secured lending		1,613	12,546	[1]
Trading portfolio assets		104,038	113,755	[1]
Financial assets at fair value through the income statement		145,250	116,282	[1]
Derivative financial instruments		222,683	237,987	[1]
Financial investments		0	58,963	[1]
Financial assets at fair value through other comprehensive income		44,994	0	[1]
Investments in associates and joint ventures		762	718	[1]
Goodwill and intangible assets		1,327	4,885	[1]
Property, plant and equipment		947	1,519	[1]
Current tax assets		1,713	376	[1]
Deferred tax assets		2,970	3,352	[1]
Retirement benefit assets		1,768	966	[1]
Other assets		1,965	4,003	[1]
Assets included in disposal groups classified as held for sale		0	1,193	[1]
Total Assets		877,700	1,129,343	[1]
Liabilities
Deposits at amortised cost		199,337	399,189	[1]
Cash collateral and settlement balances		67,736	68,143	[1]
Repurchase agreements and other similar secured borrowing		7,378	40,338	[1]
Debt securities in issue		39,063	69,386	[1]
Subordinated liabilities		35,327	24,193	[1]
Trading portfolio liabilities		36,614	37,352	[1]
Financial liabilities designated at fair value		217,741	173,718	[1]
Derivative financial instruments		219,592	238,345	[1]
Current tax liabilities		621	494	[1]
Retirement benefit liabilities		283	287	[1]
Other liabilities		5,170	8,862	[1]
Provisions		1,127	3,302	[1]
Total liabilities		829,989	1,063,609	[1]
Equity
Called up share capital and share premium		2,348	14,453	[1]
Other equity instruments		7,595	8,982	[1]
Other reserves		3,361	3,808	[1]
Retained earnings		34,405	38,490	[1]
Total equity excluding non-controlling interests		47,709	65,733	[1]
Non-controlling interests		2	1	[1]
Total equity		47,711	65,734	[1]
Total liabilities and equity		877,700	1,129,343	[1]
Barclays Bank Group [member]
Assets
Cash and balances at central banks		136,359	171,036	[3]
Cash collateral and settlement balances		74,352	77,172	[3]
Loans and advances at amortised cost		136,959	324,590	[3]
Reverse repurchase agreements and other similar secured lending		1,613	12,546	[3]
Trading portfolio assets		104,038	113,755	[3]
Financial assets at fair value through the income statement		145,250	116,282	[3]
Derivative financial instruments		222,683	237,987	[3]
Financial investments	[3]		58,963
Financial assets at fair value through other comprehensive income		44,994
Goodwill and intangible assets		1,327	4,885	[3]
Current tax assets	[3]		376
Deferred tax assets		2,970	3,352	[3]
Retirement benefit assets		1,768	966	[3]
Total Assets		877,700	1,129,343	[3]
Liabilities
Deposits at amortised cost		199,337	399,189	[3]
Cash collateral and settlement balances		67,736	68,143	[3]
Repurchase agreements and other similar secured borrowing		7,378	40,338	[3]
Debt securities in issue		39,063	69,386	[3]
Subordinated liabilities		35,327	24,193	[3]
Trading portfolio liabilities		36,614	37,352	[3]
Financial liabilities designated at fair value		217,741	173,718	[3]
Derivative financial instruments		219,592	238,345	[3]
Current tax liabilities	[3]		494
Retirement benefit liabilities		283	287	[3]
Other liabilities		5,170	8,862	[3]
Total liabilities		829,989	1,063,609	[3]
Equity
Other equity instruments		7,595	8,982	[3]
Other reserves		3,361	3,808	[3]
Total equity		£ 47,711	£ 65,734	[3]

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Following the sale of the UK banking business on 1 April 2018 by the Group, the con tinuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[3]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.